DEFERRED REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
DEFERRED REVENUE	NOTE 15: DEFERRED REVENUE Deferred revenue was asset-based government grants received. Deferred revenue was $1,434,574 and $1,568,398 as of June 30, 2023 and December 31, 2022, respectively.

NOTE 14: DEFERRED REVENUE

As of December 31, 2022 and 2021, deferred revenue was $1,568,398 and $1,634,078, respectively. The Company recognized $696,716 and $580,995, respectively of government grants for the year ended December 31, 2022 and 2021, which consisted of $169,238 of asset-based grants and $527,478 of income-based grants for the year ended December 31, 2022, and $121,457 of asset-based and $459,538 of income-based grants for the year ended December 31, 2021.